Initial Public Offering - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Jan. 15, 2014	Apr. 02, 2014 Subsequent Event	Apr. 02, 2014 Common Stock Subsequent Event	Apr. 02, 2014 Shares Sold to Underwriter as Part of Total IPO Common Stock Subsequent Event
Subsequent Event [Line Items]
Stock issued During Period, New Issues	100		23,000,000	3,000,000
Shares Issued, Price Per Share			$ 28
Proceeds from initial public offering		$ 615.0
Payments to acquire Outdoor Americas operating segment entities from CBS		515.0
Proceeds from Initial Public Offering Held for Payment Upon Election of REIT Status		$ 100.0